PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	A summary of prepaid land leases is as follows:
	June 30,
	2013	2014

Prepaid land leases	$13,768,644	$13,844,389
Less: accumulated amortization	(1,138,980)	(1,447,765)

	$12,629,664	$12,396,624

Schedule of Future Amortization Expenses of Prepaid Land Lease [Table Text Block]	The annual amortization of prepaid land leases for each of the five succeeding years as follows:
Year ending June 30,
2015	$289,917
2016	289,917
2017	289,917
2018	289,917
2019	289,917

$1,449,585